MONEY MARKET OBLIGATIONS TRUST

Federated Investors Funds

4000 Ericsson Drive
Warrendale, Pennsylvania 15086-7561

July 25, 2016

EDGAR Operations Branch

U.S. Securities and Exchange Commission

Division of Investment Management

100 F Street, N.E.

Washington, DC 20549-4720

RE: MONEY MARKET OBLIGATIONS TRUST (the “Trust”)

Federated Institutional Tax-Free Cash Trust

Premier Shares

Institutional Shares

Federated Institutional Money Market Management

Eagle Shares

Institutional Shares

Capital Shares

Service Shares

Federated Institutional Prime Obligations Fund

Institutional Shares

Service Shares

Trust Shares

Capital Shares

Automated Shares

Federated Institutional Prime Value Obligations Fund

Capital Shares

Service Shares

Institutional Shares

(Collectively, the “Funds”)

1933 Act File No. 33-31602

1940 Act File No. 811-5950

Dear Sir or Madam:

Post-Effective Amendment No. 190 under the Securities Act of 1933 and Amendment No. 192 under the Investment Company Act of 1940 to the Registration Statement of the above-referenced Trust is hereby electronically transmitted. The Prospectuses and Statements of Additional Information contained in this filing have been electronically redlined to indicate changes in each Fund’s currently effective Registration Statement.

As indicated on the facing page of the Amendment, the Registrant has specified that it is to become on effective September 28, 2016 pursuant to the provisions of Rule 485(a)(1) under the Securities Act of 1933. A Rule 485(a) filing is being made to submit for Securities and Exchange Commission review the disclosures required to reflect the transition of the Funds to floating net asset value institutional money market funds that will be required to utilize current market-based prices (except as otherwise permitted to value individual portfolio securities with remaining maturities of 60 days or less in accordance with Securities and Exchange Commission guidance and under procedures adopted by each Fund’s Board of Trustees. In addition, this Amendment reflects the change to the fundamental names rule policy of Federated Institutional Tax-Free Cash Trust, pending confirmation of shareholder approval at a Special Meeting of Shareholders on July 26, 2016.

The Funds may be marketed through banks, savings associations or credit unions.

In connection with the review of this filing by staff of the Securities and Exchange Commission, the Trust acknowledges that it is responsible for the adequacy and accuracy of the disclosure contained in the filing; staff comments or changes to disclosure in response to staff comments in the filings reviewed by the staff do not foreclose the Commission from taking any action with respect to the filing; and the Trust may not assert staff comments as a defense in any proceeding initiated by the Commission or any person under the federal securities laws of the United States.

If you have any questions on the enclosed material, please contact me at (724) 720-8831.

Very truly yours,

/s/ Sheryl L. McCall

Sheryl L. McCall

Senior Paralegal

Enclosures